FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Assets at Fair Value Through Profit or Loss - Financial assets at fair value through profit or loss, category [member] - GBP (£)
£ in Millions
	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Assets at Fair Value Through Profit or Loss [Line Items]
Loans and advances to customers	£ 21,076	£ 37,850
Loans and advances to banks	2,399	3,026
Government securities	18,854	18,095
Other public sector securities	2,126	2,064
Bank and building society certificates of deposit	984	1,105
Asset-backed securities:
Mortgage-backed securities	468	225
Other asset-backed securities	258	349
Corporate and other debt securities	18,216	18,310
Debt securities	40,906	40,148
Equity shares	95,789	77,485
Treasury and other bills	19	20
Total	160,189	158,529
Trading Assets, Excluding Debt and Equity Securities [Member]
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Assets at Fair Value Through Profit or Loss [Line Items]
Loans and advances to customers	10,422	26,886
Loans and advances to banks	513	848
Government securities	6,791	7,192
Asset-backed securities:
Mortgage-backed securities	6	10
Other asset-backed securities	17	63
Corporate and other debt securities	233	247
Debt securities	7,047	7,512
Total	17,982	35,246
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Assets at Fair Value Through Profit or Loss [Line Items]
Loans and advances to customers	10,654	10,964
Loans and advances to banks	1,886	2,178
Government securities	12,063	10,903
Other public sector securities	2,126	2,064
Bank and building society certificates of deposit	984	1,105
Asset-backed securities:
Mortgage-backed securities	462	215
Other asset-backed securities	241	286
Corporate and other debt securities	17,983	18,063
Debt securities	33,859	32,636
Equity shares	95,789	77,485
Treasury and other bills	19	20
Total	£ 142,207	£ 123,283